Equity Incentive Schemes and Stock Compensation Charges - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended			24 Months Ended	252 Months Ended
	Feb. 14, 2017	May 11, 2015	Jan. 17, 2003	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2021	May 16, 2019	Feb. 13, 2017
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding				4 years 10 months 9 days	4 years 9 months 3 days
Exercisable - weighted average remaining contractual life				3 years 7 months 6 days	3 years 7 months 20 days
Options expected to vest (in shares)				186,479			186,479
Intrinsic value of option exercised				$ 21,300
Intrinsic value of option outstanding				47,900			$ 47,900
Intrinsic value of option exercisable				25,100			25,100
Total compensation costs				26,271	$ 26,819	$ 31,594
Non-cash stock compensation expense not yet recognized				$ 45,900			$ 45,900
Unrecognized stock-based compensation expense, weighted average period				2 years 1 month 13 days
Income tax benefit related to stock compensation				$ 6,900	8,200	12,700
Cash tax benefit related to stock options exercised				$ 2,500	1,900	$ 3,600
Forecast
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options expected to vest (in shares)									157,797
Consultants Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)	1,000,000.0										400,000
Limit of shares issued or to be issued pursuant to options granted (in shares)	1,000,000.0
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)	6,000,000.0
Maximum number of shares per employee (in shares)	400,000
Option Plans 2008 | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share (in percent)	100.00%
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			6,000,000.0
Maximum number of shares per employee (in shares)			400,000
Maximum number of award as percentage of shares outstanding (in percent)			10.00%
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period				5 years
Employee Stock Option | Vested and Unvested Options
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options vesting percentage				20.00%
Employee Stock Option | Award date, prior to 2018
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period								5 years
Shares expiration period								8 years
Employee Stock Option | Award date, 2018 and thereafter
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period						12 months
Shares expiration period						8 years
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)		4,100,000
Additional number of ordinary shares which have been reserved for issuance (in shares)		2,500,000
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)										250,000
Consultants Restricted Stock Units 2019 | Non-executive director
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period							12 months
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 14,300	$ 16,500
Restricted Stock Units (RSUs) | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)				$ 83.47	$ 65.60		$ 83.47
Restricted Stock Units (RSUs) | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)				$ 156.21	$ 147.55		156.21
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 5,300	$ 8,500
Performance Share Unit (PSUs) | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)				$ 83.47	$ 65.60		83.47
Performance Share Unit (PSUs) | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)				$ 90.03	$ 71.95		$ 90.03
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)				71,939			71,939